Secured Loans and Credit Facilities - Principal Payments (Table) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Long-Term Debt [Abstract]
2013	$ 14,427,250
2014	18,257,750
2015	50,266,114
2016	30,036,750
2017	57,529,312
Thereafter	25,025,000
Total	$ 195,542,176	$ 201,285,000